Investments in subsidiaries, joint ventures and associates (Details - Textuals) - BRL (R$) R$ in Thousands			12 Months Ended
		Feb. 01, 2022	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Sale value of joint venture after adjustments resulting from changes in working capital and net debt position			R$ 0		R$ (220,190)	R$ (158,733)
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	[1]	50.00%
Connect car [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	[2]					50.00%
Opla
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	[3]		50.00%
Opla | Ultracargo Logística S.A.
Disclosure of joint ventures [line items]
Percentage of equity interest acquired			50.00%

[1]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[2]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.
[3]	The subsidiary Ultracargo Logística acquired a 50% interest in Opla on July 1, 2023. For more information, see Note 28.c.